Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 446,298	£ 350,950	[1]	£ 287,930	[1]
Deferred revenue	101,857	60,590
Less than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	51,865	28,405
1 to 2 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	18,514	16,917
2 to 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	11,971	11,040
More than 3 years
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue	19,507	4,228
Time and materials contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	337,084	305,766
Fixed price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	109,214	45,184
Payments and Financial Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	226,391	185,175		152,179
TMT
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	121,045	90,255		78,888
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	98,862	75,520		56,863
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	187,045	155,507		129,513
North America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140,085	100,089		79,231
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107,978	85,882		79,186
RoW
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 11,190	£ 9,472		£ 0

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).